UNITED STATES

            SECURITIES AND EXCHANGE COMMISION

                 Washington, D.C.  20549



                       FORM 13F


                  FORM 13F COVER PAGE


Report for Quarter Ended: December 31, 2012


Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:                    Insight 2811, Inc.
Address:                 755 W. Big Beaver Rd.
                         Suite 1275
                         Troy, MI 48084

13F File Number: 28-11441


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Arthur E. Zaske
Title: Chief Compliance Officer
Phone: 248-687-7200


Signature, Place, and Date of Signing:

Arthur Zaske   Troy, Michigan    Wednesday, February 13, 2013


Report Type  (Check only one.):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:      87

Form 13F Information Table Value Total:      136,201    (x1000)


List of Other Included Managers:

                                   TITLE                 VALUE  SHARES/   SH/  PUT/ INVEST  OTHER  VOTING AUTH.
NAME OF ISSUER                   OF CLASS       CUSIP   (x1000) PRN AMT   PRN  CALL DISCRT  MGRS   SOLE SHARED NONE
-------------------------------- ----------  ---------  ------- -------  ----  ----- ------- ----- ----- ----- ----
3 D Systems Corp               COM          88554D205        320       6000 S         SOLE            6000
8X8 Inc                        COM          282914100        403      54655 S         SOLE           54655
Abbott Labs Com                COM          002824100        362       5525 S         SOLE            5525
Agrium Inc                     COM          008916108        660       6608 S         SOLE            6608
American Express Co            COM          025816109        614      10676 S         SOLE           10676
Arch Capital Group             COM          G0450A105       1010      22953 S         SOLE           22953
Audiocodes LTD                 COM          10829658         343     106658 S         SOLE          106658
Beam Inc Com                   COM          073730103       2317      37926 S         SOLE           37926
Beazer Homes Inc               COM          07556Q105        304      18000 S         SOLE           18000
Berkshire Hathaway Inc-        COM          084670108        592       6600 S         SOLE            6600
Boeing Co                      COM          097023105       1042      13833 S         SOLE           13833
Brasil Foods                   COM          10552T107        773      36600 S         SOLE           36600
Bunge LTD                      COM          G16962105        674       9269 S         SOLE            9269
Calamos Convertible Opp        COM          128117108        160      13365 S         SOLE           13365
Cerner Corp                    COM          156782104        702       9055 S         SOLE            9055
Chevron Corp                   COM          166764100        439       4055 S         SOLE            4055
Chicago Bridge & Iron          COM          167250109        781      16860 S         SOLE           16860
Cisco Sys Inc Com              COM          17275R102        542      27590 S         SOLE           27590
Darling International          COM          2372661015       804      50130 S         SOLE           50130
Dassault Systemes ADR          COM          237545108       1155      10215 S         SOLE           10215
Davita Inc                     COM          23918K108        926       8375 S         SOLE            8375
Deere & Co Com                 COM          244199105        724       8383 S         SOLE            8383
Diageo PLC                     COM          25243Q205        730       6265 S         SOLE            6265
Du Pont E I DeNemours &        COM          263534109        501      11145 S         SOLE           11145
Eaton Vance Limited            COM          27828H105       3004     180323 S         SOLE          180323
Ecolab                         COM          278865100        867      12056 S         SOLE           12056
Entegris                       COM          29362U104        294      32000 S         SOLE           32000
Exelon Corporation Com         COM          30161N101        348      11687 S         SOLE           11687
Exxon Mobil Corp Com           COM          30231G102        973      11241 S         SOLE           11241
Fortune Brands Home &          COM          34964c106       1108      37926 S         SOLE           37926
General Dynamics Corp          COM          3695501086       568       8200 S         SOLE            8200
General Mills Inc              COM          3703341046       458      11330 S         SOLE           11330
GP Strategies Corp             COM          36225V104        320      15500 S         SOLE           15500
Headwaters Inc                 COM          42210p102        299      34890 S         SOLE           34890
Helmerich & Payne Inc          COM          423452101        676      12065 S         SOLE           12065
Hewlett-Packard Co             COM          428236103        234      16416 S         SOLE           16416
Honeywell International        COM          438516106        760      11971 S         SOLE           11971
Intel Corp Com                 COM          458140100        315      15300 S         SOLE           15300
Intl Business Machines         COM          459200101        973       5079 S         SOLE            5079
Invesco Van Kampen             COM          46132R104       2872     230136 S         SOLE          230136
Invesco Van Kampen             COM          46131H107         72      13970 S         SOLE           13970
IShares 1-3 Year Treasury      COM          464287457       1131      13393 S         SOLE           13393
IShares DJ US Home             COM          464288752       1175      55540 S         SOLE           55540
IShares Lehman Treasury        COM          464288638       1786      14711 S         SOLE           14711
IShares Msci Eafe Index        COM          464287176       2294      40339 S         SOLE           40339
IShares Msci Japan Fund        COM          464287465        130      13286 S         SOLE           13286
IShares Russell 1000           COM          464286848      16922     258398 S         SOLE          258398
IShares Russell 1000           COM          464287614       1341      18418 S         SOLE           18418
IShares Russell 2000           COM          464287598       1380      14478 S         SOLE           14478
IShares Russell 2000           COM          464287655       1427      18900 S         SOLE           18900
IShares Russell Midcap         COM          464287648      16803     267570 S         SOLE          267570
IShares Russell Midcap         COM          464287630       1363      27121 S         SOLE           27121
Johnson & Johnson Com          COM          478160104        803      11452 S         SOLE           11452
JPMorgan Alerian MLP           COM          46625H100       2326      60481 S         SOLE           60481
Merck & Co Inc Com             COM          58933Y105        338       8247 S         SOLE            8247
Microsoft Corp Com             COM          594918104       1158      43352 S         SOLE           43352
Monsanto Co                    COM          61166W101        462       4879 S         SOLE            4879
Navios Maritime Partners       COM          622671029       2884     234825 S         SOLE          234825
Omega Healthcare               COM          681936100       1926      80771 S         SOLE           80771
Pentair Ltd                    COM          083439173        473       9624 S         SOLE            9624
Pepsico Inc Com                COM          713448108        630       9210 S         SOLE            9210
Permian Basin Royalty          COM          714236106       2200     179405 S         SOLE          179405
Pfizer Inc                     COM          717081103       1121      44704 S         SOLE           44704
Pimco 1-5 Year US Tips         COM          72201R205      26967     498831 S         SOLE          498831
Powershares Global             COM          73935X195       2701     266858 S         SOLE          266858
Procter & Gamble Co Com        COM          742718109        552       8125 S         SOLE            8125
Prologis Inc                   COM          743410102       2928      80234 S         SOLE           80234
Qualcom Inc                    COM          747525103        740      11970 S         SOLE           11970
Royal Bank CDA Montreal        COM          780087102        789      13077 S         SOLE           13077
San Juan Basin Royalty Tr      COM          798241105        147      10980 S         SOLE           10980
Schlumberger Ltd Com           COM          798241105        645       9311 S         SOLE            9311
Sanmina Corp                   COM          801056102        277      25000 S         SOLE           25000
San Juan Basin Royalty Tr      COM          798241105        147      10980 S         SOLE           10980
Schlumberger Ltd Com           COM          798241105        645       9311 S         SOLE            9311
Sciclone Pharmaceuticals       COM          80862K1043       280      65000 S         SOLE           65000
Seadrill LTD                   COM          G7945E105       2704      73470 S         SOLE           73470
Southern Co Com                COM          842587107        374       8741 S         SOLE            8741
Syngenta                       COM          Y756381098       452       5591 S         SOLE            5591
Tortoise Energy                COM          89147L100        922      24333 S         SOLE           24333
Tractor Supply Company         COM          892356106        716       8104 S         SOLE            8104
Transcanada Corp               COM          89353D107        636      13430 S         SOLE           13430
Velocity Shares INV VIX        COM          22542D795        208      12533 S         SOLE           12533
VMware Inc - Class A           COM          928563402       1008      10711 S         SOLE           10711
Wal-Mart Stores Inc Com        COM          9311421039       377       5532 S         SOLE            5532
Westport Innovations Inc       COM          960908309        312      11665 S         SOLE           11665
Xylem Inc                      COM          98419M100        451      16652 S         SOLE           16652
Yasheng Group                  COM          98508U104        131     303944 S         SOLE          303944